MASSMUTUAL PREMIER FUNDS

Supplement dated October 30, 2008 to the

Statement of Additional Information dated March 3, 2008

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the information for Stephen F. Libera found under Babson Capital Management LLC in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-08-04